UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22585

Tortoise Pipeline & Energy Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments.

Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2014
	Shares	Fair Value
Common Stock - 81.4%(1)
Crude/Refined Products Pipelines - 9.2%(1)
Canada - 8.0%(1)
Enbridge Inc.	268,300	$13,374,755
Inter Pipeline Ltd.	314,300	10,487,266
Pembina Pipeline Corporation	199,200	9,154,809
United States - 1.2%(1)
Plains GP Holdings, L.P.	153,000	4,721,580
		37,738,410
Local Distribution Companies - 9.3%(1)
United States - 9.3%(1)
CenterPoint Energy, Inc.	499,000	12,395,160
NiSource Inc.	652,100	25,868,807
		38,263,967
Marine Transportation - 1.9%(1)
Republic of the Marshall Islands - 1.9%(1)
Teekay Offshore Partners L.P.	223,330	7,870,149

Natural Gas Gathering Pipelines - 5.7%(1)
United States - 5.7%(1)
Targa Resources Corp.	166,600	23,249,030

Natural Gas Pipelines - 38.4%(1)
Canada - 2.5%(1)
TransCanada Corporation	187,700	10,094,506
United States - 35.9%(1)
Kinder Morgan, Inc.	138,500	5,576,010
ONEOK, Inc.	625,754	43,927,931
Spectra Energy Corp.	1,017,545	42,390,925
Williams Companies, Inc.	932,500	55,427,800
		157,417,172
Oil and Gas Production - 15.0%(1)
United States - 15.0%(1)
Anadarko Petroleum Corporation(2)	38,299	4,315,914
Antero Resources Corporation(2)(3)	24,900	1,440,465
Cabot Oil & Gas Corporation(2)	108,000	3,622,320
Carrizo Oil & Gas, Inc.(2)(3)	16,800	1,053,696
Chesapeake Energy Corporation(2)	59,800	1,626,560
Cimarex Energy Co.(2)	22,000	3,193,520
Concho Resources Inc.(2)(3)	34,900	4,957,196
Continental Resources, Inc.(2)(3)	36,800	5,935,472
Eclipse Resources Corporation(3)	41,614	761,120
EOG Resources, Inc.(2)	53,700	5,900,556
Hess Corporation(2)	13,300	1,344,630
Marathon Oil Corporation(2)	120,800	5,036,152
Newfield Exploration Company(2)(3)	71,000	3,182,220
Noble Energy, Inc.(2)	44,400	3,203,016
Occidental Petroleum Corporation(2)	31,400	3,257,122
Pioneer Natural Resources Company(2)	27,700	5,779,605
Range Resources Corporation(2)	50,200	3,945,218
Rice Energy Inc.(2)(3)	38,520	1,127,866
Whiting Petroleum Corporation(2)(3)	20,200	1,871,732
		61,554,380
Power/Utility - 1.9%(1)
United States - 1.9%(1)
NRG Yield, Inc.	145,100	7,891,989

Total Common Stock (Cost $216,541,291)		333,985,097

Master Limited Partnerships and Related Companies - 40.9%(1)
Crude/Refined Products Pipelines - 17.4%(1)
United States - 17.4%(1)
Buckeye Partners, L.P.	83,000	6,557,000
Enbridge Energy Management, L.L.C.(4)	588,254	21,071,269
Genesis Energy L.P.	18,700	1,041,590
Magellan Midstream Partners, L.P.	93,000	7,805,490
MPLX LP	102,268	6,238,348
Oiltanking Partners, L.P.	25,600	1,256,704
Phillips 66 Partners LP	59,100	4,373,400
Plains All American Pipeline, L.P.	194,400	11,650,392
Rose Rock Midstream, L.P.	28,714	1,751,267
Sunoco Logistics Partners L.P.	148,800	7,362,624
Tesoro Logistics LP	16,700	1,173,676
Valero Energy Partners LP	23,059	1,229,275
		71,511,035
Natural Gas/Natural Gas Liquids Pipelines - 16.2%(1)
United States - 16.2%(1)
Crestwood Midstream Partners LP	165,333	3,862,179
Energy Transfer Partners, L.P.	177,700	10,208,865
Enterprise Products Partners L.P.	326,400	13,261,632
Kinder Morgan Management, LLC(4)	264,264	25,823,874
ONEOK Partners, L.P.	48,900	2,906,127
Regency Energy Partners LP	189,149	6,238,134
Williams Partners L.P.	75,200	3,986,352
		66,287,163
Natural Gas Gathering/Processing - 7.3%(1)
United States - 7.3%(1)
Access Midstream Partners, L.P.	76,928	4,950,317
DCP Midstream Partners, LP	97,900	5,539,182
EnLink Midstream Partners, L.P.	55,955	1,734,045
MarkWest Energy Partners, L.P.	87,300	6,960,429
Targa Resources Partners LP	70,000	5,208,000
Western Gas Equity Partners, LP	46,500	2,787,675
Western Gas Partners LP	36,300	2,812,887
		29,992,535

Total Master Limited Partnerships and Related Companies (Cost $106,284,525)		167,790,733

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Fidelity Institutional Money Market Portfolio - Class I, 0.05%(5) (Cost $83,492)	83,492	83,492

Total Investments - 122.3%(1) (Cost $322,909,308)		501,859,322
Senior Notes - (11.9%)(1)		(49,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (3.9%)(1)		(16,000,000)
Total Value of Options Written (Premiums received $620,141) - (0.4%)(1)		(1,483,825)
Other Assets and Liabilities - (6.1%)(1)		(24,970,344)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$410,405,153

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3) Non-income producing security.
(4) Security distributions are paid-in-kind.
(5) Rate indicated is the current yield as of August 31, 2014.

Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2014

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	September 2014	$ 115.00	382	$ (63,030)
Antero Resources Corporation	September 2014	60.00	249	(13,073)
Cabot Oil & Gas Corporation	September 2014	35.00	1,080	(16,200)
Carrizo Oil & Gas, Inc.	September 2014	62.50	168	(31,920)
Chesapeake Energy Corporation	September 2014	27.00	598	(41,262)
Cimarex Energy Co.	September 2014	145.00	220	(74,800)
Concho Resources Inc.	September 2014	140.00	349	(163,332)
Continental Resources, Inc.	September 2014	150.00	368	(429,088)
EOG Resources, Inc.	September 2014	110.00	537	(107,937)
Hess Corporation	September 2014	105.00	133	(3,857)
Marathon Oil Corporation	September 2014	41.00	1,208	(134,088)
Newfield Exploration Company	September 2014	43.00	710	(159,750)
Noble Energy, Inc.	September 2014	75.00	444	(17,760)
Occidental Petroleum Corporation	September 2014	105.00	314	(19,782)
Pioneer Natural Resources Company	September 2014	215.00	277	(48,475)
Range Resources Corporation	September 2014	80.00	502	(50,200)
Rice Energy Inc.	September 2014	30.00	385	(28,875)
Whiting Petroleum Corporation	September 2014	90.00	202	(80,396)
Total Value of Call Options Written (Premiums received $620,141)				$ (1,483,825)

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

    Level 1 – quoted prices in active markets for identical investments
    Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
    Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2014.  These assets and liabilities are measured on a recurring basis.

Description	Fair Value at August 31, 2014	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock (a)	$333,985,097	$333,985,097	$-	$-
Master Limited Partnerships and Related Companies(a)	167,790,733	167,790,733	-	-
Total Equity Securities	501,775,830	501,775,830	-	-
Other Securities:
Short-Term Investment(b)	83,492	83,492	-	-
Total Assets	$501,859,322	$501,859,322	$-	$-
Liabilities
Written Call Options	$1,483,825	$1,483,825	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2014.

The Company did not hold any Level 3 securities during the period ended August 31, 2014.  The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels during the period ended August 31, 2014.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments and liabilities.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

Exchange-traded options are valued at the mean of the highest bid and lowest asked prices across all option exchanges.

As of August 31, 2014, the aggregate cost of securities for federal income tax purposes was $308,845,383.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $193,832,022, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $818,083 and the net unrealized appreciation was $193,013,939.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Pipeline & Energy Fund, Inc.

Date: October 30, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Pipeline & Energy Fund, Inc.

Date: October 30, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Pipeline & Energy Fund, Inc.

Date: October 30, 2014	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer